Average Annual Total Returns{- Fidelity® Series International Small Cap Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Small Cap Fund	Fidelity Series International Small Cap Fund-Default Return Before Taxes Past 1 year	Fidelity Series International Small Cap Fund-Default Return Before Taxes Past 5 years	Fidelity Series International Small Cap Fund-Default Return Before Taxes Past 10 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions and Sales Past 10 years	MS141 Past 1 year	MS141 Past 5 years	MS141 Past 10 years
Total	19.61%	11.84%	9.93%	19.37%	10.40%	8.91%	11.76%	9.01%	7.90%	12.51%	9.56%	7.98%